Provision for contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Provision for contingencies	Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, for which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment considers the opinion of its external legal advisors.

	December 31,
	2022	2021

Civil	26,365	33,343
Labor	45,797	18,387
	72,162	51,730

Labor Deposits	(11,559)	(10,167)

	60,603	41,563
Current	46,233	27,653
Non-Current	14,370	13,910
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2022:

On December 31,2020	28,804
Accrual	25,907
Settlement	(17,760)
Interest	4,612
On December 31,2021	41,563
Accrual	37,276
Settlement	(24,234)
Interest	5,998
On December 31,2022	60,603
The movements of the labor deposits for the year ended December 31, 2022 is mainly related to interest in the year.
The PagSeguro Group is party to tax and civil lawsuits involving risks classified as possible losses, for which no provision was recognized on December 31, 2022, totaling R$635,515 (December 31, 2021 R$504,691). The main tax and labor lawsuit are disclosed below:
On October 15, 2021, PagSeguro Internet was assessed by the Brazilian Internal Revenue Service (“IRS”) for not collecting tax on financial operation ("IOF") on intercompany loans. IOF is applicable over credit transactions of any nature, including intercompany loans. The amount of this assessment was R$266,957 (R$239,812 in December 2021).
The Company has presented its defense, clarifying that the transactions carried out among PagSeguro and its subsidiaries are not credit transactions. The Group has a centralized cash pool and, according to the law, this kind of intercompany transaction is not taxable by IOF.
Additionally, PagSeguro in 2022 has one labor contingency in the amount of R$133,286 (R$68,534 in December 2021).